Basis of Preparation	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Basis of Preparation

NOTE 2. BASIS OF PREPARATION

a.	Statement of compliance

PEMEX prepared its unaudited condensed consolidated interim financial statements as of June 30, 2018 and December 31, 2017, and for the three and six-month periods ended June 30, 2018 and 2017, in accordance with IAS 34, “Interim Financial Reporting” (“IAS 34”) of the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These unaudited condensed consolidated interim financial statements do not include all the information and disclosures required for full annual consolidated financial statements and should be read in conjunction with PEMEX’s audited consolidated financial statements for the year ended December 31, 2017. PEMEX estimates that there is no significant impact on its unaudited condensed consolidated interim financial statements due to the seasonality of operations.

These unaudited condensed consolidated interim financial statements follow the same accounting policies and methods of computation as the most recent annual financial statements, except for the adoption of IFRS 9 and IFRS 15 “Revenue from Contracts with Customers” (see Note 3- r).

On October 8, 2018, these unaudited condensed consolidated interim financial statements under IFRS and the notes hereto were authorized for issuance by the following officers: Mr. Carlos Alberto Treviño Medina, Chief Executive Officer, Mr. David Ruelas Rodríguez, Chief Financial Officer, Mr. Manuel Salvador Cruz Flores, Deputy Director of Accounting and Tax Matters, and Mr. Oscar René Orozco Piliado, Associate Managing Director of Accounting.

b.	Basis of measurement and going concern

These unaudited condensed consolidated interim financial statements have been prepared using the historical cost basis method, except where it is indicated that certain items have been measured using the fair value model, amortized cost, present value. The principal items measured at fair value are derivative financial instruments (“DFIs”) and equity instruments; the principal item measured at amortized cost is debt, the principal item measured at present value is the provision for employee benefit. Investments in joint ventures and associates measured through equity method.

Going concern

The unaudited condensed consolidated interim financial statements have been prepared on a going concern basis, which assumes that PEMEX can meet its payment obligations.

During the six months ended June 30, 2018, PEMEX recognized a net loss of Ps. 49,860,395 caused mainly by the depreciation of the peso relative to the U.S. dollar, as well as the heavy tax burden applicable to the industry. In addition, PEMEX had a negative equity of Ps. 1,546,835,263 and Ps. 1,502,352,385 as of June 30, 2018 and December 31, 2017, respectively, and a negative working capital of Ps. 8,450,455 and Ps. 25,600,895, respectively.

PEMEX believes net cash flows from its operating and financing activities, including its availability of lines of credit with certain banks, will be sufficient to meet its working capital needs, debt service and capital expenditure requirements and maintain its financial strength and flexibility in the twelve months following the date of issuance of these unaudited condensed consolidated interim financial statements.

PEMEX continues to implement actions and business strategies that enable it to operate competitively and efficiently and take advantage of benefits of the Energy Reform Decree, as further described below:

•

Plan for 2018: The 2018 actions set out certain objectives that PEMEX expects to achieve to improve cash flows, reduce net indebtedness, strengthen its financial balance, reduce financial losses in its national refining system and plan for continued cost-cutting and administrative discipline, as well as the establishment of additional strategic alliances and partnerships, including an intensive farm-out program. These actions that PEMEX intends to follow through its Subsidiary Entities are explained as follows:

•

Pemex Exploration and Production will continue to focus its investments on the most profitable projects, as well as on farm-outs and other partnerships aimed at increasing hydrocarbon operation and production together with the discovery of crude oil and gas. Additionally Pemex Exploration and Production will focus its efforts on the following strategies: (1) establishing a model of exploration that allows it to achieve the objective of incorporating and increasing proved reserves; (2) developing a master plan for the development of shales; (3) containing and reversing declines in the production of wells through reactivation and maintenance activities performed on closed wells through integrated services; (4) continuing with farm-outs to develop complex fields and leverage third-party resources; (5) establishing schemes, including strategic partnerships and alliances, to attract additional investment; (6) increasing revenues from hydrocarbons trading; and (7) strengthening operational efficiency and cost control.

•

Pemex Industrial Transformation continues working in 2018 to perform reconfiguration and auxiliary services for its refineries and to focus on the following strategies: (1) keeping its facilities safe and reliable, (2) improving the financial balance, (3) maintaining a market share in Mexico of over 65%; and (4) eliminating debts, which will help to improve its refining margin.

•

Pemex Logistics received approval from the Comisión Reguladora de Energía (the Energy Regulatory Commission or “ERC”) to participate in Phase 2 of the Open Season, which will provide profitable and competitive services to multiple customers for pipeline transportation and an oil storage system.

•

PEMEX’s business plan also describes its goal to increase the profitability of Pemex Fertilizers, Pemex Ethylene and Pemex Drilling and Services through service contracts and partnerships for the modernization of their facilities and the maximization and reactivation of the production of goods and services through strategic alliances.

In addition, PEMEX also continues to take certain specific measures to improve its financial position, including the following:

•

Pension Reform. As of January 1, 2016, new employees are entitled to receive a defined contribution pension plan, pursuant to which both PEMEX and its employees contribute to each employee’s individual account, in contrast to the existing defined benefit pension plan, pursuant to which only PEMEX contributes. Additionally, in August 2017, PEMEX began the process of inviting existing employees to migrate from a defined benefit plan to a defined contribution plan, which will allow Pemex to decrease its employee benefits service cost and its employee benefits liability.

•	Asset Sales. PEMEX continues to evaluate the divestiture of non-essential assets to obtain working capital and to focus on those activities considered as the most profitable.

•

Decreased Debt Financing. PEMEX will continue developing liability management transactions in accordance with market conditions and in order to improve its financial profile, with longer due dates and better interest rates. As a result of this strategy, Standard & Poor’s and Fitch increased PEMEX’s ratings outlook from negative to stable.

•

The consolidated annual budget of Petróleos Mexicanos and its Subsidiary Entities for 2018 is approximately Ps. 391,946,000, a 1.7% increase as compared to the Ps. 385,211,257 consolidated annual adjusted budget for 2017.

•	Since 2017, PEMEX entered into a crude oil hedge program to partially protect its cash flows from decreases in the price of Mexican crude oil.

Petróleos Mexicanos and its Subsidiary Entities are not subject to the Ley de Concursos Mercantiles (the Bankruptcy Law) and none of PEMEX’s existing financing agreements include any clause that could lead to the demand for immediate payment of the respective debt due to having negative equity.

PEMEX prepared its unaudited condensed consolidated interim financial statements as of June 30, 2018 and December 31, 2017 on a going concern basis. There are certain conditions that have generated material uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. These financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.

c.     Functional and reporting currency and translation of foreign currency operations

These unaudited condensed consolidated interim financial statements are presented in Mexican pesos, which is both PEMEX’s functional currency and reporting currency, due to the following:

i.	the economic environment in which PEMEX operates is Mexico, where the legal currency is the Mexican peso;

ii.

Petróleos Mexicanos and its Subsidiary Entities have budgetary autonomy, subject only to maintaining the financial balance (the difference between income and total net spending, including the financial cost of the public debt of the Mexican Government and the entities directly controlled by the Mexican Government) and the spending cap of personnel services proposed by SHCP and approved by the Mexican Congress, in Mexican pesos.

iii.

As of June 30, 2018 and December 2017, the employee benefits provision was approximately 35% of PEMEX’s total liabilities, respectively. This provision is computed, denominated and payable in Mexican pesos; and

iv.	cash flows for payment of general expenses, taxes and duties are realized in Mexican pesos.

Although the sales prices of several products are based on international U.S. dollar-indices, final domestic selling prices are governed by the economic and financial policies established by the Mexican Government. Accordingly, cash flows from domestic sales are generated and received in Mexican pesos.

Mexico’s monetary policy regulator, the Banco de México, requires that Mexican Government entities other than financial entities sell their foreign currency to the Banco de México in accordance with its terms, receiving Mexican pesos in exchange, which is the currency of legal tender in Mexico.

Translation of unaudited condensed consolidated interim financial statements of foreign operations

The financial statements of foreign subsidiaries and associates are translated into the reporting currency by first identifying if the functional currency is different from the currency for recording the foreign operations, and, if so, the recording currency is translated into the functional currency and then into the reporting currency using the year-end exchange rate of each period for assets and liabilities reported in the consolidated statements of financial position; the historical exchange rate at the date of the transaction for equity items; and the weighted average exchange rate of the year for income and expenses reported in the statement of comprehensive income.

d.     Terms definition

References in these unaudited condensed consolidated interim financial statements and the related notes to “pesos” or “Ps.” refers to Mexican pesos, “U.S. dollars” or “US$” refers to dollars of the United States of America, “yen” or “¥” refers to Japanese yen, “euro” or “€” refers to the legal currency of the European Economic and Monetary Union, “Pounds sterling” or “£” refers to the legal currency of the United Kingdom, “Swiss francs” or “CHF” refers to the legal currency of the Swiss Confederation, “Canadian dollars” or “CAD” refers to the legal currency of Canada and “Australian dollars” or “AUD” refers to the legal currency of Australia. Figures in all currencies are presented in thousands of the relevant currency unit, except exchange rates and product and share